Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Net Income of Consolidated Partially-Owned Entities and Attribution of Net Income to Controlling and Non-controlling Interests
The total net income of Teekay’s consolidated partially-owned entities and the attribution of that net income to controlling and non-controlling interests is as follows:

	Net income (loss) attributable to non-controlling interests						Controlling Interest				Net income (loss) of consolidated partially-owned entities (1)
	Non-public partially-owned subsidiaries	Preferred unit holders	Distri- buted Earnings(2)	Undistri- buted Earnings		Total Net income (loss) attributable	Distri- buted Earnings	Undistri- buted Earnings		Total Controlling Interest (Teekay)
Teekay Offshore	8,262	36,339	16,312	(398,185)	(3)	(337,272)	5,981	334,033	(3)	340,014	2,742
Teekay LNG	(54)	13,979	30,474	(41,520)		2,879	15,027	(18,995)		(3,968)	(1,089)
Teekay Tankers	—	—	—	(28,893)		(28,893)	—	(30,434)		(30,434)	(59,327)
Other entities and eliminations	—	—	—	—		(2,510)
For the Year Ended December 31, 2017	8,208	50,318	46,786	(468,598)		(365,796)
Teekay Offshore	11,858	45,835	41,688	(46,155)		53,226	18,378	(27,129)		(8,751)	44,475
Teekay LNG	17,514	2,719	30,444	60,545		111,222	15,026	31,717		46,743	157,965
Teekay Tankers	—	—	—	47,459		47,459	—	15,396		15,396	62,855
Other entities and eliminations	—	—	—	—		(2,061)
For the Year Ended December 31, 2016	29,372	48,554	72,132	61,849		209,846
Teekay Offshore	13,911	28,609	119,971	(103,949)		58,542	70,414	(38,913)		31,501	90,043
Teekay LNG	16,627	—	120,482	(1,510)		135,599	82,791	(880)		81,911	217,510
Teekay Tankers	—	—	—	129,725		129,725	—	47,202		47,202	176,927
Other entities and eliminations	—	—	—	—		(557)
For the Year Ended December 31, 2015	30,538	28,609	240,453	24,266		323,309

(1)	Includes earnings from common shares and preferred shares.

(2)
Excludes the results of the acquisition of interests in vessels between Teekay Corporation, Teekay Offshore and Teekay Tankers during the periods the vessels were under common control and had begun operations.

(3)
Subsequent to the formation of Teekay Offshore, Teekay sold certain vessels to Teekay Offshore. As Teekay Offshore was a non-wholly-owned consolidated subsidiary of Teekay at the date of the sales, all of the gain or loss on sales of these vessels was fully eliminated upon consolidation. Consequently, the portion of the gain or loss attributable to Teekay’s reduced interest in the vessels was deferred. The total unrecognized net deferred gain relating to the vessels previously sold from Teekay to Teekay Offshore was $349.6 million. Upon deconsolidation of Teekay Offshore, such amount was recognized as an increase to net loss attributable to non-controlling interests for the year ended December 31, 2017.

Summary of Capitalized Dry Docking Costs
The continuity of capitalized dry-docking costs for the years ended December 31, 2017, 2016, and 2015, is summarized as follows:

	Year Ended December 31,
	2017 $	2016 $	2015 $
Balance at the beginning of the year	135,700	150,702	135,331
Costs incurred for dry dockings	52,677	47,980	69,927
Dry-dock amortization	(49,686)	(55,026)	(47,271)
Write-down / sales of vessels	(49,319)	(7,956)	(7,285)
Balance at the end of the year	89,372	135,700	150,702

Summary of Financing Receivables
The following table contains a summary of the Company’s financing receivables by type of borrower, the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis, and the grade as of December 31, 2017.

			December 31,
Class of Financing Receivable	Credit Quality Indicator	Grade	2017 $	2016 $
Direct financing leases	Payment activity	Performing	495,990	660,594
Other loan receivables
Loans to equity-accounted investees and joint venture partners	Other internal metrics	Performing	253,906	304,030
Long-term receivable included in other assets	Payment activity	Performing	12,175	17,712
			762,071	982,336

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) attributable to shareholders of Teekay for the periods presented.

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments $	Unrealized (Loss) Gain on Available for Sale Marketable Securities $	Foreign Exchange Gain (Loss) on Currency Translation $	Total $
Balance as of December 31, 2014	(468)	(29,888)	—	2,058	(28,298)
Other comprehensive income (loss)	49	14,038	(463)	(217)	13,407
Balance as of December 31, 2015	(419)	(15,850)	(463)	1,841	(14,891)
Other comprehensive income and other	378	3,690	47	173	4,288
Balance as of December 31, 2016	(41)	(12,160)	(416)	2,014	(10,603)
Other comprehensive income and other	1,450	1,463	416	1,279	4,608
Balance as of December 31, 2017	1,409	(10,697)	—	3,293	(5,995)